FAIR VALUE MEASUREMENTS (Details) - 401(k) PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 125,111,424	$ 119,174,938
Common Stock of Balchem Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	36,922,435	38,437,832
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	88,188,989	80,737,106
Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	125,111,424	119,174,938
Quoted Prices In Active Markets for Identical Assets (Level 1) | Common Stock of Balchem Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	36,922,435	38,437,832
Quoted Prices In Active Markets for Identical Assets (Level 1) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	88,188,989	80,737,106
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Significant Other Observable Inputs (Level 2) | Common Stock of Balchem Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Significant Other Observable Inputs (Level 2) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Significant Unobservable Inputs (Level 3) | Common Stock of Balchem Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Significant Unobservable Inputs (Level 3) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 0	$ 0